PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
Premises and Equipment

Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2017	2016
Land and land improvements	$41,711	$41,112
Buildings	104,576	107,918
Furniture and fixtures	55,165	55,368
Leasehold improvements	19,377	19,544
Construction in progress	1,721	3,791
	222,550	227,733

Less: Accumulated depreciation and amortization	97,514	96,154
Total	$125,036	$131,579

Rental expense recorded under operating leases in 2017, 2016 and 2015 was $7.1 million, $7.9 million and $7.0 million, respectively.

First Financial's future minimum lease payments for operating leases are as follows:

(Dollars in thousands)
2018	$6,468
2019	6,212
2020	5,962
2021	5,161
2022	3,112
Thereafter	8,346
Total	$35,261